EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated November 30, 2012, for Legg Mason BW Global High Yield Fund, a series of Legg Mason Global Asset Management Trust, which was filed with the Securities and Exchange Commission on November 29, 2012 (Accession No. 0001193125-12-485509) in definitive form.